Stockholder's Equity (Details) - $ / shares		3 Months Ended	9 Months Ended
	May 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Common shares, shares authorized			735,000		735,000
Common shares, par value			$ 0.001		$ 0.001
Preferred shares, shares authorized				300,000
Preferred shares, par value			$ 0.0001	$ 0.0001
Preferred shares, shares issued			0	0
Preferred shares, shares outstanding			0	0
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized			735,000,000	900,000,000
Common shares, par value			$ 0.0001	$ 0.0001
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized				900,000,000
Common shares, par value				$ 0.0001
Diamond eagle acquisition
Class of Stock [Line Items]
Common shares, shares authorized			5,250,000
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, par value		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Warrants and Rights Outstanding, Exercisable Term, After Business Combination		30 days	30 days
Warrants and Rights Outstanding, Exercisable Term, From Closing Of Public Offering		12 months	12 months
Threshold period for filling registration statement after business combination		15 days	15 days
Warrants expiration term		5 years
Threshold Period for Not to Transfer, Assign or Sell Any Shares or Warrants After Completion of Initial Business Combination	1 year	30 days	30 days
Redemption price per warrant		$ 0.01	$ 0.01
Threshold period for written notice of redemption		30 days	30 days
Redemption price of stock		$ 18.00	$ 18.00
Closing price of share for threshold trading days	20 days	20 days	20 days
Closing price of share for threshold consecutive trading days	30 days	30 days	30 days
Redemption period after the warrants become exercisable		90 days	30 days
Share Price	$ 12.00		$ 10.00
Number of trading days on which fair market value of shares is reported		10 days	10 days
Diamond eagle acquisition | Minimum
Class of Stock [Line Items]
Share Price		$ 10.00
Diamond eagle acquisition | Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized		380,000,000	380,000,000
Common shares, par value		$ 0.0001	$ 0.0001
Common shares, shares issued		40,000,000	40,000,000
Common shares, shares outstanding		40,000,000	40,000,000
Temporary Equity, Shares Outstanding		38,475,795	38,427,853
Diamond eagle acquisition | Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized		20,000,000	20,000,000
Common shares, par value		$ 0.0001	$ 0.0001
Common shares, shares issued		10,000,000	10,000,000
Common shares, shares outstanding		10,000,000	10,000,000